Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BIF MONEY FUND
Prospectus Date	rr_ProspectusDate	Jul. 29, 2015
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2015